Warrant Liabilities - Summary of Warrants Outstanding (Details) $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Class Of Warrant Or Right [Line Items]
Beginning balance	$ 15,821
Assumed upon Business Combination	8,140
Change in fair value	(6,084)
Conversion and exchange upon Business Combination	(16,747)
Ending balance	1,130
Series A-4 redeemable convertible preferred stock ("Series A-4")
Class Of Warrant Or Right [Line Items]
Beginning balance	15,821
Change in fair value	926
Conversion and exchange upon Business Combination	(16,747)
Ending balance
Private Placement
Class Of Warrant Or Right [Line Items]
Assumed upon Business Combination	8,140
Change in fair value	(7,010)
Ending balance	$ 1,130